Stock-based Compensation - Summary of Stock Option Weighted-Average Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	4.10%	3.70%	4.30%	2.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	6 years	6 years	6 years	6 years
Expected volatility	74.10%	69.70%	72.80%	72.90%